Related Party Transactions - Transactions with other related parties (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Related Party Transaction [Line Items]
Due from (to) related party	$ 0		$ 43,985
Magni Partners
Related Party Transaction [Line Items]
Administrative expenses	858	$ 457
Expenses from transactions with related party	858	457
Due from (to) related party	1		$ (8)
Magni Partners | Consultancy Services
Related Party Transaction [Line Items]
Expenses from transactions with related party	$ 900	$ 500